Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             in connection with its
                              LLAC Variable Account
                (Liberty's Spectrum Select Plus Flexible Premium
                        Variable Life Insurance Contract)

                   Supplement to Prospectus Dated May 1, 2000


                                       ***

For Georgia applicants and contract owners:

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE CONTRACT IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE CONTRACT IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.






Supplement Dated August 18, 2000                                   FVUL-99059 GA